Debt and Financing Arrangements (Details) - USD ($)	Apr. 30, 2016	Apr. 30, 2015	Mar. 31, 2015	Apr. 30, 2014
Debt Instrument [Line Items]
Debt instrument face amount	$ 5,150,000,000	$ 5,950,000,000
Total long-term debt	$ 5,146,000,000	5,944,900,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount			$ 3,700,000,000.0
1.75% Senior Notes due March 15, 2018 [Member]
Debt Instrument [Line Items]
Interest rate on notes	1.75%
Debt instrument face amount	$ 500,000,000	500,000,000
Company issued Senior Notes	$ 498,000,000	496,900,000
2.50% Senior Notes due March 15, 2020 [Member]
Debt Instrument [Line Items]
Interest rate on notes	2.50%
Debt instrument face amount	$ 500,000,000	500,000,000
Company issued Senior Notes	$ 495,500,000	$ 494,300,000
3.50% Senior Notes due October 15, 2021 [Member]
Debt Instrument [Line Items]
Interest rate on notes	3.50%	3.50%		3.50%
Debt instrument face amount	$ 750,000,000	$ 750,000,000
Company issued Senior Notes	$ 789,400,000	796,000,000
3.00% Senior Notes due March 15, 2022 [Member]
Debt Instrument [Line Items]
Interest rate on notes	3.00%
Debt instrument face amount	$ 400,000,000	400,000,000
Company issued Senior Notes	$ 395,900,000	395,300,000
3.50% Senior Notes due March 15, 2025 [Member]
Debt Instrument [Line Items]
Interest rate on notes	3.50%
Debt instrument face amount	$ 1,000,000,000	1,000,000,000
Company issued Senior Notes	$ 992,700,000	991,900,000
4.25% Senior Notes due March 15, 2035 [Member]
Debt Instrument [Line Items]
Interest rate on notes	4.25%
Debt instrument face amount	$ 650,000,000	650,000,000
Company issued Senior Notes	$ 642,200,000	641,800,000
4.38% Senior Notes due March 15, 2045 [Member]
Debt Instrument [Line Items]
Interest rate on notes	4.38%
Debt instrument face amount	$ 600,000,000	600,000,000
Company issued Senior Notes	584,400,000	583,800,000
Term Loan Credit Agreement due March 23, 2020 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	750,000,000	1,550,000,000	$ 1,800,000,000.0
Term loan credit agreement carrying value	$ 747,900,000	$ 1,544,900,000